Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000033625 | BNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033625 | BNY-902973304
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033625 | BNY-75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | BNY-20030N101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | BNY-G5960L103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033625 | BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033625 | BNY-060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033625 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033625 | BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033625 | BNY-34959J108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033625 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033625 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000033625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000033625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000033625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000033625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033625 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033628 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033628 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033628 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033628 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033628 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033628 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033628 | BNY-713448108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033628 | BNY-00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033628 | BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033628 | BNY-375558103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033628 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033628 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033628 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000033628 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033628 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033628 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000033628 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033628 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000033628 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033628 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000033628 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033628 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033630 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033630 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033630 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033630 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033630 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033630 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033630 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033630 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033630 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033630 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033630 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033630 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033630 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000033630 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033630 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000033630 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000033630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000033630 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033630 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000033630 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033630 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000042151 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042151 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000042151 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000042151 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000042151 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000042151 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000042151 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000042151 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042151 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000042151 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042151 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000042151 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000042151 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000042151 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000042151 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000042151 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000042151 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000042151 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000042151 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000042151 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000042151 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000042151 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033631 | BNY-65473P105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | BNY-30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033631 | BNY-36467J108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-126117100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-025932104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033631 | BNY-876030107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033631 | BNY-14316J108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | BNY-723484101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | BNY-92936U109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | BNY-018802108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033631 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033631 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033631 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000033631 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000033631 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033631 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000033631 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033631 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033631 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033631 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033631 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000042152 | BNY-G3265R107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000042152 | BNY-35137L105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000042152 | BNY-G76279101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042152 | BNY-69047Q102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042152 | BNY-88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042152 | BNY-00130H105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-03743Q108
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-37959E102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-BQ6BPG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042152 | BNY-87162W100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042152 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000042152 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042152 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000042152 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000042152 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000042152 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000042152 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000042152 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000042152 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000042152 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042152 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000042152 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000247879 | BNY-60937P106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247879 | BNY-G25457105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247879 | BNY-G6700G107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | BNY-71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | BNY-BLKFTK4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247879 | BNY-G0176J109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | BNY-87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | BNY-574599106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247879 | BNY-58506Q109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | BNY-08265T208
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247879 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247879 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247879 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000247879 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000247879 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000247879 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000247879 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247879 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000247879 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247879 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000189527 | BNY-776696106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | BNY-08265T208
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-92343E102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000189527 | BNY-620076307
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | BNY-45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000189527 | BNY-902252105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-26210C104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-315616102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000189527 | BNY-192446102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189527 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000189527 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000189527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000189527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000189527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000189527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000189527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000189527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000189527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000189527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000189527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000189527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000126584 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000126584 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000126584 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000126584 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000126584 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000126584 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126584 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000126584 | BNY-437076102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126584 | BNY-742718109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126584 | BNY-68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126584 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000126584 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000126584 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000126584 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000126584 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000126584 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000126584 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000126584 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000126584 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000126584 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000126584 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000126584 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239901 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000239901 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000239901 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000239901 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000239901 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000239901 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000239901 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239901 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000239901 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000239901 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239901 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000239901 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000239901 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000239901 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000239901 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000239901 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239901 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239901 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000239901 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239901 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000239901 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033632 | BNY-84857L101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033632 | BNY-26884U109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033632 | BNY-78573L106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033632 | BNY-668074305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033632 | BNY-894164102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-11135E203
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-55616P104
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-05379B107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033632 | BNY-68622V106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | BNY-118440106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033632 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033632 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033632 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000033632 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033632 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033632 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033632 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033632 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033632 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000033632 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033632 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033632 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000042153 | BNY-G9460G101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000042153 | BNY-704551100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042153 | BNY-10922N103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042153 | BNY-92839U206
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000042153 | BNY-00402L107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000042153 | BNY-366505105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-088929104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-Y41053102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-87901J105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | BNY-00847X104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000042153 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000042153 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000042153 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000042153 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000042153 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000042153 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000042153 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000042153 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000042153 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000042153 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000042153 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000042153 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126585 | BNY-87901J105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | BNY-731068102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000126585 | BNY-03957W106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126585 | BNY-314211103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000126585 | BNY-92645B103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | BNY-959802109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | BNY-50189K103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | BNY-56418H100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | BNY-81725T100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | BNY-02553E106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126585 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000126585 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000126585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000126585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000126585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000126585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000126585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000126585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000126585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000126585 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000126585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247880 | BNY-008073108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247880 | BNY-607828100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | BNY-74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000247880 | BNY-45780R101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | BNY-683344105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | BNY-03783C100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247880 | BNY-21044C107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-87151X101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-521865204
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | BNY-296315104
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000247880 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247880 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247880 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000247880 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000247880 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247880 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000247880 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000247880 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000247880 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247880 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033617 | BNY-30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033617 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033617 | BNY-718172109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033617 | BNY-00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033617 | BNY-166764100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033617 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033617 | BNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033617 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033617 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000033617 | BNY-931142103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033617 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033617 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000033617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000033617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000033617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000042125 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042125 | BNY-02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042125 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042125 | BNY-35137L105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000042125 | BNY-87422Q109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042125 | BNY-37045V100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000042125 | BNY-629377508
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042125 | BNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000042125 | BNY-064058100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042125 | BNY-40434L105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000042125 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000042125 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000042125 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000042125 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000042125 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000042125 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000042125 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000042125 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000042125 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000042125 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000042125 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%

[1]	Represents less than 0.1%
[2]	Represents less than 0.1%